Capital management - Summary of Financial Covenants Under Lending Agreements (Detail) - CAD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of capital
Shareholders' equity		$ 323.1	$ 1,092.7	$ 1,876.5
Credit facility and senior secured notes		$ 455.3	$ 460.5
Ratios
Senior debt to capitalization	[1]	59.00%	30.00%
Total debt to capitalization	[1]	59.00%	30.00%
Priority debt to consolidated tangible assets	[2]	0.00%	0.00%
Credit facility and senior secured notes		$ 455.3	$ 460.5
Long-term debt		451.8	460.5
Total Shareholders' equity		323.1	1,092.7	$ 1,876.5
Total capitalization		783.3	1,558.0
Letters of credit [member]
Ratios
Long-term debt		4.9	4.8
Senior debt and total debt [member]
Ratios
Long-term debt		$ 460.2	$ 465.3

[1]	Not to exceed 75 percent
[2]	Priority debt not to exceed 15% of consolidated tangible assets.